Leases - Summary of Maturities of The Group's Operating Lease Liabilities (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Operating Lease
Within 1 year	¥ 688,262
Between 1 and 2 years	579,773
Between 2 and 3 years	619,573
Between 3 and 4 years	984,346
Between 4 and 5 years	544,688
Thereafter	2,888,795
Total minimum lease payments	6,305,437
Less: Interest	(1,612,937)
Present value of lease obligations	4,692,500	¥ 1,670,348
Less: Current portion	(445,901)	(324,496)
Non - current portion of lease obligations	4,246,599	1,345,852
Finance Lease
Within 1 year	31,767
Between 1 and 2 years	34,835
Between 2 and 3 years	31,767
Between 3 and 4 years	825,955
Between 4 and 5 years	0
Thereafter	0
Total minimum lease payments	924,324
Less: Interest	(128,167)
Present value of lease obligations	796,157	819,637
Less: Current portion	(55,581)	(41,940)
Non - current portion of lease obligations	¥ 740,576	¥ 777,697